Label	Element	Value
EBP 001 [Member]
EBP, Contribution [Policy Text Block]	us-gaap-ebp_EmployeeBenefitPlanContributionPolicyTextBlock
Participant Contributions
    The Plan generally permits salaried, non-represented hourly and participating represented employees to elect to contribute between 1% and 50% (percentage varies for some represented employees based on the applicable collective bargaining agreement) of eligible pay each pay period on a pre-tax basis, an after-tax basis, a Roth basis or a combination of the three, subject to certain Internal Revenue Service (“IRS”) limitations.
During any calendar year in which a participant attains age 50 or older, he or she generally may elect to make additional pre-tax contributions, called “catch-up” contributions, to the Plan. In order to be eligible to make catch-up contributions, the participant must anticipate that his or her pre-tax contributions to the Plan will reach the applicable annual IRS limit on that type of contribution or be contributing at the maximum base pay level. Catch-up contributions are not credited with the Company’s fixed or variable company match contributions.
EBP, Basis of Accounting [Policy Text Block]	us-gaap-ebp_EmployeeBenefitPlanBasisOfAccountingPolicyTextBlock	The Plan follows the accrual method of accounting, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Withdrawals and distributions are recorded when paid.
EBP, Use of Estimate [Policy Text Block]	us-gaap-ebp_EmployeeBenefitPlanUseOfEstimatePolicyTextBlock
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Accordingly, actual results may differ from those estimates.
EBP, Investment [Policy Text Block]	us-gaap-ebp_EmployeeBenefitPlanInvestmentPolicyTextBlock
Investment Valuation and Income Recognition
The Plan’s interest in the Master Trust is stated at fair value. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Plan presents, in the Statement of Changes in Net Assets Available for Benefits, the Plan interest in investment income from the Master Trust. See Note 3 — Fair Value of Interest in Master Trust for further information.
EBP, Expense [Policy Text Block]	us-gaap-ebp_EmployeeBenefitPlanExpensePolicyTextBlock
Plan Expenses
    A participant’s account balance will be charged with certain fees and expenses. Asset-based fees (e.g., management fees and other fund operating expenses) are used to cover the expenses related to running an investment fund, and are generally deducted directly from a participant’s investment returns. The asset-based fees relating to the target date and actively-managed custom funds are primarily presented within the investment and administrative fees of the Master Trust. See Note 3 — Fair Value of Interest in Master Trust for further information.
Plan administration fees, which may include certain direct expenses, cover the day-to-day expenses of administering the Plan and are covered by amounts deducted directly from participant accounts. Transaction-based fees also may be charged with respect to optional features offered under the Plan (e.g., loans) and are charged directly against a participant’s account balance.
EBP, Note Receivable from Participant [Policy Text Block]	us-gaap-ebp_EmployeeBenefitPlanNoteReceivableFromParticipantPolicyTextBlock
Notes Receivable from Participants
Notes receivable from participants are valued at their unpaid principal balance plus accrued interest. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.